As filed with the Securities and Exchange Commission on November 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21342

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman High Yield Strategies Fund
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

September 30, 2009

Schedule of Investments Neuberger Berman High Yield Strategies Fund
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligations (12.9%)
Airlines (2.6%)
4,689,200	United Airlines, Inc., Term Loan B, 2.48%, due 2/1/14	3,446,562	^
Automotive (1.6%)
2,334,560	Ford Motor Co., Term Loan B, 5.24%, due 12/16/13	2,069,540	^
Electric - Generation (3.3%)
5,457,547	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.61%, due 10/10/14	4,340,005
Electronics (0.5%)
700,375	Flextronics Int'l, Ltd., Term Loan B, 2.85%, due 10/1/12	648,722
Media - Cable (2.4%)
170,000	Cequel Communications LLC, Second Lien Term Loan A, 7.36%, due 5/5/14	158,714
3,144,064	Cequel Communications LLC, Second Lien Term Loan B, 6.60%, due 5/5/14	3,026,162
		3,184,876
Non-Food & Drug Retailers (1.0%)
1,360,000	Blockbuster, Inc., Term Loan B, 4.54%, due 8/20/11	1,341,871
Software/Services (0.6%)
355,000	First Data Corp., Term Loan B1, 4.95%, due 9/24/14	304,896
572,901	First Data Corp., Term Loan B2, 3.36%, due 9/24/14	492,408
		797,304
Support-Services (0.9%)
1,315,000	Rental Services Corp., Second Lien Term Loan, 4.10%, due 11/30/13	1,159,672
	Total Bank Loan Obligations (Cost $13,817,768)	16,988,552
Corporate Debt Securities (121.7%)
Airlines (4.0%)
755,000	American Airlines, Inc., Senior Secured Notes, 10.50%, due 10/15/12	764,438	ñØ
455,000	American Airlines, Inc., Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	495,950
895,000	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	827,875
930,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	930,000	ñ
1,343,665	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	1,242,890
1,224,288	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	1,016,159
		5,277,312
Auto Loans (4.6%)
3,540,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	3,322,694
1,640,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.70%, due 10/1/14	1,606,464
980,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.00%, due 5/15/15	1,079,887
		6,009,045
Auto Parts & Equipment (1.1%)
725,000	Goodyear Tire & Rubber Co., Senior Unsecured Notes, 10.50%, due 5/15/16	786,625
720,000	Harley-Davidson Funding Corp., Senior Notes, 6.80%, due 6/15/18	701,116	ñ
		1,487,741
Automotive (0.1%)
225,000	Ford Motor Co., Senior Unsecured Notes, 6.50%, due 8/1/18	179,156
Banking (4.7%)
1,490,000	CIT Group, Inc., Senior Unsecured Notes, 5.40%, due 1/30/16	939,305	È
3,591,000	GMAC LLC, Guaranteed Notes, 6.88%, due 9/15/11	3,393,495	ñ
1,905,000	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	1,438,275	ñ
550,000	GMAC LLC, Senior Unsecured Notes, 8.00%, due 11/1/31	439,703

See Notes to Schedule of Investments

SEPTEMBER 30, 2009

Schedule of Investments Neuberger Berman High Yield Strategies Fund

(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

60,000	GMAC, LLC, Guaranteed Notes, 8.00%, due 11/1/31	48,300	ñ
		6,259,078
Building & Construction (0.4%)
550,000	Standard Pacific Escrow LLC, Senior Secured Notes, 10.75%, due 9/15/16	541,750	ñ
Building Materials (2.1%)
325,000	Owens Corning, Inc., Guaranteed Notes, 9.00%, due 6/15/19	349,053
1,535,000	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	1,350,800
1,050,000	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	1,097,250	ñ
		2,797,103
Chemicals (3.6%)
260,000	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	278,200	ñ
1,060,000	Huntsman Int'l LLC, Guaranteed Notes, 7.88%, due 11/15/14	988,450
2,195,000	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	2,019,400	ñ
1,415,275	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	1,464,810	ñÈ
		4,750,860
Consumer/Commercial/Lease Financing (4.4%)
680,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	514,800
1,340,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	939,680
500,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, 5.75%, due 9/15/16	347,114
5,775,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	4,038,925
		5,840,519
Diversified Capital Goods (0.7%)
1,125,000	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	980,156
Electric - Generation (10.8%)
5,025,000	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	4,616,719
3,070,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	2,195,050
3,796,500	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	2,505,690
182,400	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	176,016
237,918	Midwest Generation LLC, Pass-Through Certificates, Ser. B, 8.56%, due 1/2/16	241,487
540,000	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.30%, due 5/1/11	549,450
505,000	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	496,163
1,000,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	967,500
2,595,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	2,510,662
		14,258,737
Electric - Integrated (1.0%)
1,345,000	CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15	1,348,502
Electronics (0.7%)
985,000	NXP BV Funding LLC, Senior Secured Floating Rate Notes, 3.26%, due 10/15/09	711,663	µ
340,000	NXP BV Funding LLC, Senior Secured Notes, 7.88%, due 10/15/14	266,900
		978,563
Energy - Exploration & Production (3.7%)
660,000	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13	655,875
3,010,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	3,168,025
1,065,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	990,450
		4,814,350
Food & Drug Retailers (1.1%)
745,000	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	804,600	ñ
650,000	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	641,875
		1,446,475

See Notes to Schedule of Investments

September 30, 2009

Schedule of Investments Neuberger Berman High Yield Strategies Fund

(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Forestry/Paper (1.2%)
1,430,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	1,544,400	ñ
Gaming (9.2%)
765,000	Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%, due 11/15/13	604,350	ñ
1,310,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	1,391,875	ñ
2,565,000	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	2,071,237	È
510,000	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	544,425	ñ
1,190,000	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	922,250
860,000	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	939,550	ñ
620,000	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	620,000	ñ
550,000	Peninsula Gaming LLC, Senior Unsecured Notes, 10.75%, due 8/15/17	552,750	ñ
1,135,000	Pinnacle Entertainment, Inc., Senior Notes, 8.63%, due 8/1/17	1,140,675	ñ
1,781,000	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,852,240	ñ
665,000	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	641,725	ñ
1,115,000	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	802,800	ñ
		12,083,877
Gas Distribution (10.5%)
755,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	724,800
770,000	El Paso Corp., Medium-Term Notes, 7.80%, due 8/1/31	706,182
1,462,000	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	1,390,727
1,635,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,651,350
540,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	513,675	ñ
1,155,000	Ferrellgas Partners L.P., Senior Notes, 9.13%, due 10/1/17	1,189,650	ñ
985,000	MarkWest Energy Partners L.P., Guaranteed Notes, 6.88%, due 11/1/14	920,975	ñ
1,530,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	1,522,350
1,190,000	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	1,201,900
4,705,000	Sabine Pass LNG, L.P., Senior Secured Notes, 7.50%, due 11/30/16	4,016,894
		13,838,503
Health Services (7.1%)
240,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	193,744
380,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	308,581
175,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	132,724
450,000	HCA, Inc., Senior Unsecured Notes, 6.25%, due 2/15/13	429,750
360,000	HCA, Inc., Senior Unsecured Notes, 6.75%, due 7/15/13	344,700
945,000	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	975,712
1,495,000	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	1,562,275	ñ
3,001,818	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 7.42%, due 12/15/09	2,011,218	ñµ
110,000	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	110,825
2,320,000	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	2,070,600
1,270,000	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,231,900
		9,372,029
Hotels (0.2%)
300,000	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	296,250
Machinery (0.3%)
360,000	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	330,300
Media - Broadcast (4.2%)
1,855,000	Allbritton Communications Co., Senior Subordinated Notes, 7.75%, due 12/15/12	1,743,700
1,670,000	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	1,461,250
1,295,837	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	998,005	ñ
1,245,000	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	1,338,375	ñ
		5,541,330

See Notes to Schedule of Investments

September 30, 2009

Schedule of Investments Neuberger Berman High Yield Strategies Fund

(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Media - Cable (2.2%)
870,000	DISH DBS Corp., Senior Notes, 7.88%, due 9/1/19	878,700	ñ
1,035,000	UPC Holding BV, Senior Unsecured Notes, 9.88%, due 4/15/18	1,086,750	ñ
345,000	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	341,550
140,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	151,550	ñ
455,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	492,538
		2,951,088
Media - Services (3.4%)
570,000	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	617,025
685,000	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	719,250
935,000	Nielsen Finance LLC, Guaranteed Notes, Step Up, 0.00%/12.50%, due 8/1/16	736,313	^^
580,000	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	626,400	ñ
750,000	WMG Acquisition Corp., Guaranteed Notes, 7.38%, due 4/15/14	718,125
1,000,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	1,055,000	ñ
		4,472,113
Metals/Mining Excluding Steel (2.5%)
410,000	Arch Coal, Inc., Senior Guaranteed Notes, 8.75%, due 8/1/16	422,300	ñ
1,735,000	Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13	1,706,806
330,000	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	318,450
695,000	Teck Resources Ltd., Senior Secured Notes, 10.75%, due 5/15/19	807,938
		3,255,494
Non-Food & Drug Retailers (5.0%)
2,450,000	Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12	1,568,000
1,775,000	Blockbuster, Inc., Senior Secured Notes, 11.75%, due 10/1/14	1,695,125	ñØ
670,000	Macy's Retail Holdings, Inc., Unsecured Guaranteed Notes, 7.00%, due 2/15/28	528,602
830,000	Macy's Retail Holdings, Inc., Senior Guaranteed Notes, 6.90%, due 4/1/29	654,758
445,000	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	350,590
1,670,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	1,795,250	ñ
		6,592,325
Packaging (0.3%)
360,000	Graham Packaging Co., L.P., Guaranteed Notes, 9.88%, due 10/15/14	369,900
Printing & Publishing (1.4%)
325,000	Gannett Co., Inc., Senior Notes, 8.75%, due 11/15/14	317,688	ñ
645,000	Gannett Co., Inc., Senior Notes, 9.38%, due 11/15/17	627,262	ñ
960,000	TL Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	907,200	ñ
		1,852,150
Real Estate Dev. & Mgt. (2.5%)
1,305,000	American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12	1,293,581
2,125,000	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	2,045,313
		3,338,894
Real Estate Investment Trusts (1.6%)
605,000	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.30%, due 9/15/16	582,158
1,590,000	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.70%, due 1/30/18	1,529,792
		2,111,950
Restaurants (0.5%)
635,000	NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14	635,000
Software/Services (4.9%)
2,305,000	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	1,959,250
1,325,000	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	1,378,000
565,000	Sungard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	598,900	ñ
2,480,000	Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	2,529,600	ØØ
		6,465,750
Steel Producers/Products (1.4%)
1,835,000	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	1,486,350

See Notes to Schedule of Investments

September 30, 2009

Schedule of Investments Neuberger Berman High Yield Strategies Fund

(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

370,000	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	301,786
		1,788,136
Support - Services (4.5%)
985,000	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	992,387
1,000,000	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	1,007,500
800,000	Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16	832,000
550,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	530,750	ñ
1,215,000	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	1,093,500	È
1,390,000	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	1,487,300	ñ
		5,943,437
Telecom - Integrated/Services (7.2%)
835,000	Citizens Communications Co., Senior Unsecured Notes, 6.25%, due 1/15/13	818,300
2,145,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	2,102,100
565,000	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	514,150
1,300,000	Intelsat Ltd., Senior Unsecured Notes, 6.50%, due 11/1/13	1,202,500
920,000	Intelsat Subsidiary Holdings Co., Ltd., Guaranteed Notes, 8.50%, due 1/15/13	931,500
70,000	Intelsat Subsidiary Holdings Co., Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	70,875	ñ
30,000	Intelsat Subsidiary Holdings Co., Ltd., Guaranteed Notes, 8.88%, due 1/15/15	30,525
410,000	Level 3 Financing, Inc., Guaranteed Notes, 12.25%, due 3/15/13	414,100
615,000	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	510,450
1,202,000	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	1,265,105
480,000	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	493,200
475,000	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	485,687
660,000	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	617,100
		9,455,592
Telecom - Wireless (8.0%)
475,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	497,562
1,400,000	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	1,431,500
1,830,000	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	1,697,325
5,805,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	4,847,175
1,010,000	Telesat Canada LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	1,075,650
990,000	Telesat Canada LLC, Senior Subordinated Notes, 12.50%, due 11/1/17	1,054,350
		10,603,562
Transportation Excluding Air/Rail (0.6%)
830,000	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	776,971	ñ
	Total Corporate Debt Securities (Cost $149,438,705)	160,588,398
NUMBER OF SHARES
Preferred Stocks (0.1%)
Banking (0.1%)
253	GMAC 7.00%, due 12/31/49 (Cost $50,254)	147,127	ñ
Short-Term Investments (9.8%)
4,067,888	Neuberger Berman Securities Lending Quality Fund, LLC	4,108,567	‡
8,906,617	State Street Institutional Liquid Reserves Fund Institutional Class	8,906,617	ØØ
	Total Short-Term Investments (Cost $13,015,184)	13,015,184
	Total Investments (144.5%) (Cost $176,321,911)	190,739,261	##
	Liabilities, less cash, receivables and other assets [(35.2%)]	(46,462,684)	@@
	Liquidation Value of Perpetual Preferred Shares [(9.3%)]	(12,300,000)
	Total Net Assets (100.0%)	$131,976,577

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†

The value of investments in debt securities and interest rate swaps by Neuberger Berman High Yield Strategies Fund (the “Fund”) are determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Management has developed a process to periodically review information provided by independent pricing services. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Trustees of the Fund has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Fund’s investments some of which are discussed above.

In addition, effective June 30, 2009, the Fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “ distressed sales” significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of September 30, 2009:

Asset Valuation Inputs Description	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations
Airlines	$—	$3,446,562	$—	$3,446,562
Automotive	—	2,069,540	—	2,069,540
Electric - Generation	—	4,340,005	—	4,340,005
Electronics	—	648,722	—	648,722
Media - Cable	—	3,184,876	—	3,184,876
Non-Food & Drug Retailers	—	1,341,871	—	1,341,871
Software/Services	—	797,304	—	797,304
Support-Services	—	1,159,672	—	1,159,672
Total Bank Loan Obligations	—	16,988,552	—	16,988,552
Corporate Debt Securities
Airlines	—	4,261,153	1,016,159	5,277,312
Auto Loans	—	6,009,045	—	6,009,045
Auto Parts & Equipment	—	1,487,741	—	1,487,741
Automotive	—	179,156	—	179,156
Banking	—	6,259,078	—	6,259,078
Building & Construction	—	541,750	—	541,750
Building Materials	—	2,797,103	—	2,797,103
Chemicals	—	4,750,860	—	4,750,860
Consumer/Commercial/Lease Financing	—	5,840,519	—	5,840,519
Diversified Capital Goods	—	980,156	—	980,156
Electric - Generation	—	14,258,737	—	14,258,737
Electric - Integrated	—	1,348,502	—	1,348,502
Electronics	—	978,563	—	978,563
Energy - Exploration & Production	—	4,814,350	—	4,814,350
Food & Drug Retailers	—	1,446,475	—	1,446,475
Forestry/Paper	—	1,544,400	—	1,544,400
Gaming	—	12,083,877	—	12,083,877
Gas Distribution	—	13,838,503	—	13,838,503
Health Services	—	9,372,029	—	9,372,029
Hotels	—	296,250	—	296,250
Machinery	—	330,300	—	330,300
Media - Broadcast	—	5,541,330	—	5,541,330
Media - Cable	—	2,951,088	—	2,951,088
Media - Services	—	4,472,113	—	4,472,113
Metals/Mining Excluding Steel	—	3,255,494	—	3,255,494
Non-Food & Drug Retailers	—	6,592,325	—	6,592,325
Packaging	—	369,900	—	369,900
Printing & Publishing	—	1,852,150	—	1,852,150
Real Estate Dev. & Mgt.	—	3,338,894	—	3,338,894
Real Estate Investment Trusts	—	2,111,950	—	2,111,950
Restaurants	—	635,000	—	635,000
Software/Services	—	6,465,750	—	6,465,750
Steel Producers/Products	—	1,788,136	—	1,788,136
Support - Services	—	5,943,437	—	5,943,437
Telecom - Integrated/Services	—	9,455,592	—	9,455,592
Telecom - Wireless	—	10,603,562	—	10,603,562
Transportation Excluding Air/Rail	—	776,971	—	776,971
Total Corporate Debt Securities	—	159,572,239	1,016,159	160,588,398
Preferred Stocks
Banking	147,127	—	—	147,127
Short-Term Investments	—	13,015,184	—	13,015,184
Total Investments	147,127	189,575,975	1,016,159	190,739,261
Total	$147,127	$189,575,975	$1,016,159	$190,739,261

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Beginning balance, as of 1/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 9/30/09	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/09

Corporate Debt Securities Airlines	$—	$—	$151,784	$864,375	$—	$1,016,159	$144,238

Preferred Stocks Banking	63,250	—	83,912	(35)	(147,127)	—	—

Liability Valuation Inputs

The following is a summary, by category of Level, of the inputs used to value the Fund’s derivatives as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Interest Rate Swap Contract	$—	$(1,313,749)	$—	$(1,313,749)

##

At September 30, 2009, the cost of investments for U.S. federal income tax purposes was $176,895,317. Gross unrealized appreciation of investments was $18,065,038 and gross unrealized depreciation of investments was $4,221,094, resulting in net unrealized appreciation of $13,843,944, based on cost for U.S. federal income tax purposes.

È	All or a portion of this security is on loan.

‡	Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

Ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2009, these securities amounted to $45,825,745 or 34.7% of net assets applicable to common shareholders.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at its rate as of September 30, 2009.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and delayed delivery purchase commitments.

@@	At September 30, 2009, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund(1)	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation(Depreciation)	Total Fair Value

Citibank, N.A.	$45,000,000	January 28, 2011	2.92%	0.25%	$(10,027)	$(1,303,722)	$(1,313,749)

(1)     30 day LIBOR (London Interbank Offered Rate) at September 25, 2009.

Ø	All or a portion of this security was purchased on a when-issued basis. At September 30, 2009, these securities amounted to $2,459,563 or 1.9% of net assets.

^

All or a portion of this security was purchased on a delayed delivery basis. As of September 30, 2009, the value of the Fund’s unfunded loan commitments was $1,251,373, pursuant to the following loan agreements:

Borrower	Principal Amount	Value

Ford Motor Co., Term Loan B, 5.24%, due 12/16/13	$632,570	$560,761

United Airlines, Inc., Term Loan B, 2.48%, due 2/1/14	939,608	690,612

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	November 20, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:	November 20, 2009